As filed with the Securities and Exchange Commission December 24, 2013

File Nos. 333-188521 and 811-22842

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 6

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 9
_____________________________________________________________________________________________
FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Alison Fuller
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, D.C.  20006-2652

Copies to:
David Faherty
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on January 23, 2014 pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the CVR Dynamic Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 10, 2013, accession number 0001435109-13-00452 (“PEA No. 3”).

Part B: The Statement of Additional Information for CVR Dynamic Allocation Fund is incorporated herein by reference to PEA No. 3.

Part C:  Incorporated herein by reference to PEA No. 3.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 24, 2014, the effectiveness of the registration statement for the CVR Dynamic Allocation Fund, filed in Post-Effective Amendment No. 3 on October 10, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on December 24, 2013.

Forum Funds II

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on December 24, 2013.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees
/s/ Stacey E. Hong
Stacey E. Hong, Trustee

John Y. Keffer, Trustee*
David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Stradley, Trustee*

By:	/s/ Karen Shaw
Karen Shaw
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.